PER SHARE AMOUNTS - Disclosure of Per Share Amounts (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic common shares outstanding (in shares)	80,909,225	49,378,026
Fully dilutive effect of:
Share options outstanding (in shares)	952,532	1,622,132
Shares issuable on conversion of Convertible Debentures (in shares)	6,172,840	6,172,840
Warrants outstanding (in shares)	3,088,205	0
Fully diluted common shares outstanding (in shares)	91,122,802	57,172,998
Weighted average shares outstanding (in shares)	59,734,872	49,351,848
Dilutive effect of share options (in shares)	0	0
Diluted weighted average shares outstanding (in shares)	59,734,872	49,351,848
Net (loss) profit per share - basic (in dollars per share)	$ (2.45)	$ (1.85)
Net (loss) profit per share - diluted (in dollars per share)	$ (2.45)	$ (1.85)